Operations (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operations
Intangible assets	R$ 65,783,885	R$ 49,789,584
Financial asset percentage	97.82%	96.85%
Revenues from sanitation services	R$ 32,433,660	R$ 21,328,553
Revenues percentage	99.33%	99.14%